Other income	3 Months Ended
Mar. 31, 2022
Other income
Other income

12. Other income

	Three month period
	ended March 31,
	2022	2021
	€ 1,000	€ 1,000

Grant income	96	141
Other income	5	—
	101	141

On February 9, 2018, the Company entered into a partnership agreement with Foundation Fighting Blindness (FFB), under which FFB has agreed to provide funding of $ 7.5 million for the pre-clinical and clinical development of QR-421a for Usher syndrome type 2A targeting mutations in exon 13.

Grants are recognized in other income in the same period in which the related R&D costs are recognized.